SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Goods, Materials and Services	R$ 2,602,086	R$ 2,612,668
Energy Purchased for Resale	1,381,544	1,275,170
CCEE - Short-term energy	47,902	16,213
Total trade and other current payables	4,031,532	3,904,051
Non-current
Goods, Materials and Services	16,555	16,556
Trade and other non-current payables	16,555	16,556
Total	R$ 4,048,087	R$ 3,920,607